SHARE BASED PAYMENTS (Narrative) (Details) $ in Thousands				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 13, 2020 USD ($)	May 13, 2019 USD ($)	May 26, 2021 USD ($) Share	Nov. 18, 2020 USD ($)	Mar. 31, 2019	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		600			400			111,129	524,867	0
Share-based compensation expenses									$ 250
Options exercisable								1,203,456	1,045,076	1,055,701
Fair value of options granted to purchase shares				$ 304
Value of stock options and trading shares of income tax							$ 2,900
Unrecognized share-based compensation expenses related to options								$ 1,300
Unrecognized share-based compensation expenses related to options, period								1 year 9 months 18 days
Reverse split	1: 8.234
Board of directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares | Share				15,000
Vesting period				8 months
Former Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period						four years
Expiration date						May 20, 2015
Certain employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		415,000	4,321,500
Vesting period		four years	four years
Chairman of the Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares					48,581
Vesting period					two years
Certain Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares					12,145
Vesting period					four years